Employee Compensation and Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Components of employee compensation and benefits expense

	2018	2017
Wages, salaries and bonuses	$181,957	$184,225
Share-based compensation	2,957	3,077
Total employee compensation and benefit expenses	184,914	187,302
Less: Expensed within General and Administrative expenses	(13,919)	(14,023)
Less: Expensed within Exploration expenses	(3,116)	(4,170)
Employee compensation and benefits expenses included in production costs	$167,879	$169,109